Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [Line Items]
Revenue	$ 928,258	$ 809,120	$ 757,956
Non-current assets (excluding goodwill and intangible assets)	216,082	60,998
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	291,295	253,962	258,863
Non-current assets (excluding goodwill and intangible assets)	6,260	2,144
USA [member]
Disclosure of geographical areas [Line Items]
Revenue	392,601	335,880	308,436
Non-current assets (excluding goodwill and intangible assets)	16,423	3,777
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	89,909	26,708
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	35,429	38,866	42,841
Non-current assets (excluding goodwill and intangible assets)	17,969	6,374
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	70,028	18,797
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	54,750	46,842	34,021
Non-current assets (excluding goodwill and intangible assets)	15,493	3,198
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	74,308	56,383	47,169
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 79,875	$ 77,187	$ 66,626